Cover	Feb. 11, 2022
Cover [Abstract]
Entity Registrant Name	Pharma-Bio Serv, Inc.
Entity Central Index Key	0001304161
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 11, 2022
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-50956
Entity Tax Identification Number	20-0653570
Entity Address Address Line 1	6 Road 696
Entity Address City Or Town	Dorado
Entity Address Country	PR
Entity Address Postal Zip Code	00646
Local Phone Number	278-2709
City Area Code	787